Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Costs of services and general and administrative costs include:
Staff costs	£ 3,469	£ 3,685
Establishment costs	199	219
Media pass-through costs	1,306	1,279
Other costs of services and general and administrative costs	1,138	1,259
Costs of services and general and administrative costs	6,112	6,442
Employee benefits expense non headline staff	51	4
Other pass-through costs	322	358
Other costs of services and general and administrative costs include:
Goodwill impairment	0	116
Restructuring costs	£ 83	£ 40